Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Number of common stock issued for cash, shares				3,096,698	2,297,802
Number of common stock issued for cash	$ 352,700	$ 597,944	$ 443,050	$ 965,992	$ 851,753
Number of common stock issued for services, shares				533,010	330,535
Number of common stock issued for services	13,500	14,820	29,100	$ 447,542	$ 194,620
Number of common stock issued for officer compensation, shares				233,000	238,500
Number of common stock issued for officer compensation	$ 96,775	$ 154,350	$ 98,000	$ 170,775	$ 238,000